Stock-Based Compensation (Schedule of Allocation of Non-Cash Stock-Based Compensation) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock compensation expense	$ 190	$ 398	$ 520	$ 658	$ 771	$ 606
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock compensation expense	6	10	18	20	25	51
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock compensation expense	25	108	74	141	164	118
Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock compensation expense	$ 159	$ 280	$ 428	$ 497	$ 582	$ 437